Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Payables and Accruals
Social contributions	$ 797	$ 1,244
Unearned revenue	41,089	34,926
Accrued legal and professional fees	994	1,567
Accrued board of directors' fees	622	577
Accrued employee costs	5,156	5,494
Accrued off-hire	7,926	5,284
Accrued crew costs	3,898	4,027
Accrued purchases	17,289	4,227
Accrued financing cost	36	1,984
Accrued interest	34,681	27,851
Accrued payable to charterers	5,859	4,179
Other accruals	2,218	2,058
Total	$ 120,565	$ 93,418